OTHER ASSETS (Tables)	12 Months Ended
Dec. 31, 2021
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
SCHEDULE OF OTHER ASSETS

	As of December 31,
	2021	2020
Consumables and spare parts	$136,623	$296,611
Prepaid taxes	555,929	154,736
Prepaid expenses	238,516	254,589
Other receivables	8,933	-
Prepayment and other current assets	$940,001	$705,936

Durable spare parts	$123,611	$328,006
Prepaid to well equipment	545,908	-
Deposit and others	250,000	254,608
Other assets –non current	$919,519	$582,614